Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2021	Oct. 31, 2020
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 125,733	$ 136,071
Investment securities	129,419	139,743
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	14,141	20,520
Investment securities	7,917	9,487
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,041	$ 2,137